Property and equipment (Tables)	12 Months Ended
Mar. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
		Right-of-Use	Computer	Leasehold
	Equipment	Assets	Equipment	improvements	Total
	$	$	$	$	$

Cost at March 31, 2019	3,777,382	—	85,662	—	3,863,044
Additions	241,683	—	19,218	—	260,901
Disposals	—	—	(3,764)	—	(3,764)
Cost at March 31, 2020	4,019,065	—	101,116	—	4,120,181

Accumulated amortization at March 31, 2019	3,501,562	—	76,793	—	3,578,355
Amortization	68,916	—	5,221	—	74,137
Disposal	—	—	(2,815)	—	(2,815)
Accumulated amortization at March 31, 2020	3,570,478	—	79,199	—	3,649,677

Net book value at March 31, 2020	448,587	—	21,917	—	470,504
		Right-of-Use	Computer	Leasehold
	Equipment	Assets	Equipment	improvements	Total
	$	$	$	$	$

Cost at March 31, 2020	4,019,065	—	101,116	—	4,120,181
Additions	628,493	68,549	22,224	88,644	807,910
Cost at March 31, 2021	4,647,558	68,549	123,340	88,644	4,928,091

Accumulated amortization at March 31, 2020	3,570,478	—	79,199	—	3,649,677
Amortization	157,593	46,056	9,909	59,096	272,654
Accumulated amortization at March 31, 2021	3,728,071	46,056	89,108	59,096	3,922,331

Net book value at March 31, 2021	919,487	22,493	34,232	29,548	1,005,760